Equity Incentive Plan	12 Months Ended
Dec. 31, 2016
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.	Equity Incentive Plan

On July 30, 2014, the Company’s Board of Directors approved the Company’s 2014 Equity Incentive Plan (the “2014 Plan”). Under the terms of the 2014 Plan, the Company may issue (1) stock options (incentive and non-statutory), (2) restricted stock, (3) stock appreciation rights, or SARs, (4) restricted stock units, or RSUs, (5) other stock-based awards, and (6) cash-based awards. The Board determines the exercise price, vesting and expiration period of the grants under the 2014 Plan. However, the exercise price of an incentive stock option may not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more shareholder and 100% of fair value for a grantee who is not a 10% shareholder. The fair value of the common stock is determined based on quoted market price or in absence of such quoted market price, by the Board in good faith. Additionally, the vesting period of the grants under the 2014 Plan may not be more than five years and expiration period not more than ten years.

On November 12, 2015, pursuant to the unanimous written consent of the Company’s Compensation Committee, as a result of the Company’s ongoing liquidity issues, the non-executive Board members agreed to accept a reduction in payment for the outstanding Board fees as well as to reduce the ongoing fee to the non-executive board members; upon the Company’s next capital raise, each non-executive Board member will be paid $15 in settlement of the outstanding Board fees; effective with the fourth quarter of 2015, the fee to be paid to each non-executive Board member has been reduced to $3 per quarter.

Pursuant to the plan, there are no shares of the Company’s common stock available for grant as of December 31, 2016.

For the year ended December 31, 2016, the total recognized stock based compensation expense in relation to the common shares granted on November 10, 2014 and November 17, 2015, is $206. The cost has been fully recognized.